Cover	Dec. 05, 2022
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 05, 2022
Entity File Number	001-39884
Entity Registrant Name	Hamilton Lane Alliance Holdings I, Inc.
Entity Central Index Key	0001826814
Entity Tax Identification Number	85-4629508
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1 Presidential Blvd
Entity Address, Address Line Two	Floor 4
Entity Address, City or Town	Bala Cynwyd
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19428
City Area Code	610
Local Phone Number	934-2222
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A common stock, $0.0001 par value, and one-third of one redeemable warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Class A common stock, $0.0001 par value, and one-third of one redeemable warrant
Trading Symbol	HLAHU
Security Exchange Name	NASDAQ
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Shares of Class A common stock included as part of the units
Trading Symbol	HLAH
Security Exchange Name	NASDAQ
Redeemable warrants included as part of the units, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50 [Member]
Document Information [Line Items]
Title of 12(b) Security	Redeemable warrants included as part of the units, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50
Trading Symbol	HLAHW
Security Exchange Name	NASDAQ